Note 3 - Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Notes Tables
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	September 30, 2024
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$13,889	$—	$—	$13,889
Total assets measured at fair value	$13,889	$—	$—	$13,889

Liabilities:
Derivative liabilities - royalty agreement	$—	$—	$1,418	$1,418
Convertible notes payable	—	—	13,250	13,250
Total liabilities measured at fair value	$—	$—	$14,668	$14,668
	December 31, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$7,203	$—	$—	$7,203
Total assets measured at fair value	$7,203	$—	$—	$7,203

Liabilities:
Derivative liabilities - royalty agreement	$—	$—	$1,014	$1,014
Total liabilities measured at fair value	$—	$—	$1,014	$1,014

	December 31, 2023
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$7,203	$—	$—	$7,203
Total assets measured at fair value	$7,203	$—	$—	$7,203

Liabilities:
Derivative liabilities – royalty agreement	$—	$—	$1,014	$1,014
Total liabilities measured at fair value	$—	$—	$1,014	$1,014
	December 31, 2022
	Level 1	Level 2	Level 3	Total
Current assets:
Money market funds	$15,203	$—	$—	$15,203
Total assets measured at fair value	$15,203	$—	$—	$15,203

Liabilities:
Derivative liabilities – royalty agreement	$—	$—	$1,499	$1,499
Total liabilities measured at fair value	$—	$—	$1,499	$1,499

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]
	September 30, 2024	December 31, 2023
Discount rate	24.0%	25.0%
Probability rate of achieving FDA approval of a product	56.6%	50.0%
Expected term to FDA regulatory approval of a product (in years)	2.67	3.50
September 30, 2024
Risk-free interest rate	4.40%
Volatility	77.50%
Dividend yield	0.00%
Probability-weighted remaining term (years)	0.5
Stock price	$3.67

	December 31,
	2023	2022
Discount rate	25.0%	25.0%
Probability rate of achieving FDA approval of a product	50%	50%
Expected term to FDA regulatory approval of a product (in years)	3.50	1.75

Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Balance, beginning of period	$1,343	$1,014
Fair value adjustments	75	404
Balance, end of the period	$1,418	$1,418

	2023	2022
Derivative liabilities – royalty agreement
Balance at January 1	$1,499	$1,199
Fair value adjustments on derivative liabilities	(485)	300
Balance at December 31	$1,014	$1,499

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Three Months Ended September 30, 2024	Nine Months Ended September 30, 2024
Balance, beginning of period	$10,029	$-
Initial fair value at issuance	-	10,000
Issuance of convertible notes during the period	2,433	2,433
Accrued interest expense	220	249
Fair value adjustments	568	568
Balance, end of the period	$13,250	$13,250